Prepayments and other current assets, net - Schedule of prepayments and other current assets, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)
Prepayments and other current assets, net
Value Added Tax ("VAT") recoverable	¥ 38,974	¥ 65,268
Prepaid selling expenses	1,230	6,507
Prepayments to suppliers	4,054	279,628
Deferred charges	452	27,218
Deposits for rental	13,216	7,725
Prepaid Service Fees	7,770	14,485
Interest receivable	95,204	39,024
Receivable from financial institution	35,241	35,357
Others	20,893	7,601
Prepayments and other current assets	217,034	482,813
Less: allowance for credit losses	(18,102)	(154)
Prepayments and other current assets, net	198,932	482,659	$ 28,842
Allowance for credit losses	¥ 17,948	¥ 154